UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ];          Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody                 New York, NY               May 14, 2012
-----------------                 ------------               ------------

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                              3
Form 13F Information Table Entry Total:                        31
Form 13F Information Table Value Total:     $ 112,549 (thousands)

List of Other Included Managers:

No.    Form 13F File No.     Name
---    -----------------     ----

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.
03     28-7106               Centurion Investors, LLC

                             FORM 13F AS OF 3/31/12
                    REPORTING MANAGER: RAIFF PARTNERS, INC.
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                                                            Fair Market  Shares or
Name of Issuer                       Title          Cusip      Value     Principal  SH/  PUT/  Investment  Other   Voting Authority
                                    of Class        Number    x $1,000    Amount    PRN  CALL  Discretion Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AMER INTL GROUP INC                 CS            026874784      5,087   165,000    SH           DEFINED    1,2,3  165,000
AMERICAN CAPITAL AGENCY CORP        CS            02503X105      3,249   110,000    SH           DEFINED    1,2,3  110,000
AMERICAN EAGLE OUTFITTERS INC NEW   CS            02553E106      2,063   120,000    SH           DEFINED    1,2,3  120,000
APOLLO INVESTMENT CORP              CS            03761U106      2,259   315,000    SH           DEFINED    1,2,3  315,000
APPLE INC                           CS            037833100     29,978    50,000    SH           DEFINED    1,2,3   50,000
ARES CAPITAL CORP                   CS            04010L103      3,679   225,000    SH           DEFINED    1,2,3  225,000
BARCLAYS LTD.PREFERRED A            SP ADR        06739H776      1,609    65,000    SH           DEFINED    1,2,3   65,000
BLACKSTONE GROUP                    COM UNIT LTD  09253U108        319    20,000    SH           DEFINED    1,2,3   20,000
CAPSTEAD MORTGAGE PREFD B           PFD B         14067E308        180    12,321    SH           DEFINED    1,2,3   12,321
CENTURYLINK INC                     CS            156700106      4,445   115,000    SH           DEFINED    1,2,3  115,000
CITIGROUP INC                       CS            172967424      1,828    50,000    SH           DEFINED    1,2,3   50,000
CREDIT SUISSE HIGH YIELD BOND FUND  SH BEN INT    22544F103      1,092   350,000    SH           DEFINED    1,2,3  350,000
DELTA AIR LINES INC                 CS            247361702        991   100,000    SH           DEFINED    1,2,3  100,000
DU PONT                             CS            263534109      4,497    85,000    SH           DEFINED    1,2,3   85,000
FIRST REPUBLIC BANK                 CS            33616C100      1,976    60,000    SH           DEFINED    1,2,3   60,000
HUNTSMAN CORP                       CS            447011107      3,573   255,000    SH           DEFINED    1,2,3  255,000
INT'L BUSINESS MACH                 CS            459200101      2,087    10,000    SH           DEFINED    1,2,3   10,000
INTEL CORP                          CS            458140100      4,217   150,000    SH           DEFINED    1,2,3  150,000
JONES GROUP INC                     CS            48020T101      2,135   170,000    SH           DEFINED    1,2,3  170,000
KKR FINANCIAL HOLDINGS LLC          CS            48248A306      2,579   280,000    SH           DEFINED    1,2,3  280,000
MONSTER WORLDWIDE                   CS            611742107      3,218   330,000    SH           DEFINED    1,2,3  330,000
MORGAN STANLEY                      CS            617446448      4,910   250,000    SH           DEFINED    1,2,3  250,000
NEW AMERICA HIGH INCOME FUND INC    CS            641876800      1,183   115,000    SH           DEFINED    1,2,3  115,000
PITNEY BOWES                        CS            724479100        615    35,000    SH           DEFINED    1,2,3   35,000
REGAL ENTERTAINMENT GROUP  CLASS A  CL A          758766109      8,840   650,000    SH           DEFINED    1,2,3  650,000
ROUNDY'S                            CS            779268101      3,799   355,000    SH           DEFINED    1,2,3  355,000
SEAGATE TECHNOLOGY PLC              CS            G7945M107        270    10,000    SH           DEFINED    1,2,3   10,000
TALBOTS INC                         CS            874161102      1,454   480,000    SH           DEFINED    1,2,3  480,000
TRUE RELIGION                       CS            89784N104        411    15,000    SH           DEFINED    1,2,3   15,000
US AIRWAYS GROUP                    CS            90341W108      3,985   525,000    SH           DEFINED    1,2,3  525,000
WINDSTREAM CORP                     CS            97381W104      6,026   515,000    SH           DEFINED    1,2,3  515,000


TOTAL PORTFOLIO                                                112,549
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